RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Partnership Management Fees Paid [Line Items]
Management Fees Paid	$ 2,257,814	$ 1,204,258
Series Seven [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	0	0
Series Nine [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	0	390,944
Series Ten [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	317,801	415,000
Series Eleven [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	115,335	50,000
Series Twelve [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	662,903	160,100
Series Fourteen [Member]
Partnership Management Fees Paid [Line Items]
Management Fees Paid	$ 1,161,775	$ 188,214